Derivative Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments (Textual) [Abstract]
Net uncollateralized derivative asset and liability	Immaterial	Immaterial
Fair value of Derivative subject to offsetting by collateral agreement	$ 1,700	$ 2,000
Cash collateral from derivative counterparties	382	798
Off balance sheet Collateral	29
Posted cash collateral	435	228
Pledged securities of fair value	$ 173	$ 148